Foreign Operations (Details) - Schedule of Foreign Operations - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Foreign Operations [Line Items]
Revenues by geographic area	$ 3,104	$ 2,649
Operating (loss) income by geographic area	(8,182)	(9,237)
Net (loss) income from continuing operations by geographic area	(12,322)	(10,783)
As of March 31, 2023:
Identifiable assets by geographic area	29,907		$ 57,635
Long lived assets by geographic area	5,659		5,854
Reportable Geographical Components [Member] | UNITED STATES
Foreign Operations (Details) - Schedule of Foreign Operations [Line Items]
Revenues by geographic area	1,915	1,543
Operating (loss) income by geographic area	(7,364)	(7,670)
Net (loss) income from continuing operations by geographic area	(11,532)	(9,271)
As of March 31, 2023:
Identifiable assets by geographic area	49,052		133,382
Long lived assets by geographic area	2,547		2,538
Reportable Geographical Components [Member] | CANADA
Foreign Operations (Details) - Schedule of Foreign Operations [Line Items]
Revenues by geographic area
Operating (loss) income by geographic area
Net (loss) income from continuing operations by geographic area
As of March 31, 2023:
Identifiable assets by geographic area			5,484
Long lived assets by geographic area
Reportable Geographical Components [Member] | INDIA
Foreign Operations (Details) - Schedule of Foreign Operations [Line Items]
Revenues by geographic area	500	126
Operating (loss) income by geographic area	104	39
Net (loss) income from continuing operations by geographic area	104	39
As of March 31, 2023:
Identifiable assets by geographic area	704		682
Long lived assets by geographic area	24		3
Reportable Geographical Components [Member] | GERMANY
Foreign Operations (Details) - Schedule of Foreign Operations [Line Items]
Revenues by geographic area	1,155	948
Operating (loss) income by geographic area	(830)	(1,418)
Net (loss) income from continuing operations by geographic area	(802)	(1,373)
As of March 31, 2023:
Identifiable assets by geographic area	20,224		19,599
Long lived assets by geographic area	3,084		3,308
Reportable Geographical Components [Member] | UNITED KINGDOM
Foreign Operations (Details) - Schedule of Foreign Operations [Line Items]
Revenues by geographic area	90	118
Operating (loss) income by geographic area	(4)	13
Net (loss) income from continuing operations by geographic area	(4)	13
As of March 31, 2023:
Identifiable assets by geographic area	295		277
Long lived assets by geographic area	1		1
Reportable Geographical Components [Member] | IRELAND
Foreign Operations (Details) - Schedule of Foreign Operations [Line Items]
Revenues by geographic area	1	4
Operating (loss) income by geographic area	(89)	(201)
Net (loss) income from continuing operations by geographic area	(89)	(201)
As of March 31, 2023:
Identifiable assets by geographic area	14		19
Long lived assets by geographic area	3		4
Geography Eliminations [Member]
Foreign Operations (Details) - Schedule of Foreign Operations [Line Items]
Revenues by geographic area	(557)	(90)
Operating (loss) income by geographic area	1
Net (loss) income from continuing operations by geographic area	1	$ 10
As of March 31, 2023:
Identifiable assets by geographic area	(40,382)		(102,223)
Long lived assets by geographic area